Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Minimum contractual future revenues
2023	$ 183,049
2024	142,357
2025	131,472
2026	72,342
2027 and thereafter	14,536
Total	$ 543,756